Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Disclosure Of Future Minimum Purchase Commitments	The amounts in the table below represent the minimum amounts payable by Polestar under these commitments as of June 30, 2025:

	Less than 1 year	Between 1-5 years	After 5 years	Total
Acquisition of intangible assets commitments – related parties	18,877	—	—	18,877
Non-cancelable manufacturing commitments – related parties	50,706	185,778	45,279	281,763
PS4 license volume commitments – related parties	11,929	55,504	—	67,433
Logistics service and other third party commitments	4,140	24,866	—	29,006
Total	85,652	266,148	45,279	397,079